Shareholder Report, Holdings (Details) - CLASS I	Mar. 31, 2025
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.06%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.97%
CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.71%
AstraZeneca PLC Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Charles Schwab Corp
Holdings [Line Items]
Percent of Net Asset Value	2.37%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	25.64%